Intangible Assets - Summary of Recoverable Amount of Cash Generating Units Exceeding Carrying Amount (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Puhui Trademark [member] | Intangible assets other than goodwill [member]
Disclosure of information for cash-generating units [line items]
Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	¥ 1,296,090	¥ 4,761,332	¥ 3,795,189